WRL FREEDOM VARIABLE ANNUITY
                                Variable Annuity

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
Prospectus
May 1, 2001

This prospectus gives you important information about the WRL Freedom Variable Annuity, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

You can put your money into 33 investment choices: a fixed account and 32 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 32 portfolios we currently offer through the subaccounts under this Contract are:

-----------------------------------------------------------------------------------------------------------------------------------
                                                AEGON/TRANSAMERICA SERIES FUND, INC.*
------------------------------------------------------------------------ ----------------------------------------------------------
Munder Net50 (formerly, WRL Goldman Sachs Small Cap)**                   GE U.S. Equity
------------------------------------------------------------------------ ----------------------------------------------------------
Van Kampen Emerging Growth (formerly, WRL VKAM Emerging Growth)          Great Companies - America(SM)
------------------------------------------------------------------------ ----------------------------------------------------------
T. Rowe Price Small Cap                                                  Salomon All Cap
------------------------------------------------------------------------ ----------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                                            C.A.S.E.  Growth
------------------------------------------------------------------------ ----------------------------------------------------------
Alger Aggressive Growth                                                  Dreyfus Mid Cap
------------------------------------------------------------------------ ----------------------------------------------------------
Third Avenue Value                                                       NWQ Value Equity
------------------------------------------------------------------------ ----------------------------------------------------------
Value Line Aggressive Growth                                             T. Rowe Price Dividend Growth
------------------------------------------------------------------------ ----------------------------------------------------------
GE International Equity                                                  Dean Asset Allocation
------------------------------------------------------------------------ ----------------------------------------------------------
Janus Global***                                                          LKCM Strategic Total Return
------------------------------------------------------------------------ ----------------------------------------------------------
Gabelli Global Growth                                                    J.P. Morgan Real Estate Securities
------------------------------------------------------------------------ ----------------------------------------------------------
Great Companies - Global(2)                                              Federated Growth & Income
------------------------------------------------------------------------ ----------------------------------------------------------
Great Companies - Technology(SM)                                         AEGON Balanced
------------------------------------------------------------------------ ----------------------------------------------------------
Janus Growth                                                             AEGON Bond
------------------------------------------------------------------------ -----------------------------------------------------------
LKCM Capital Growth                                                      J.P. Morgan Money Market
------------------------------------------------------------------------ -----------------------------------------------------------
Goldman Sachs Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                VARIABLE INSURANCE PRODUCTS FUND (VIP)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                             VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------

* Prior to May 1, 2001, this fund was known as the WRL Series Fund, Inc. Because of the fund's name change, we have deleted "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use "WRL" in front of each subaccount name.
** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.
*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

If you would like more information about the WRL Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2001. Please call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00
a.m. - 7:00 p.m. Eastern Time), or write us at: Western Reserve, Administrative Office - Annuity Department, P. O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the Contract and the funds:

o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal
o  involve risks, including possible loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WRL00006-5/2001

                                TABLE OF CONTENTS
DEFINITIONS OF SPECIAL TERMS...............................................1

SUMMARY....................................................................3

ANNUITY CONTRACT FEE TABLE.................................................8

EXAMPLES..................................................................11

1.   THE ANNUITY CONTRACT.................................................12
     The Contracts .......................................................12
     Other Contracts .....................................................12

2.   ANNUITY PAYMENTS (THE INCOME PHASE)..................................12
     Annuity Payment Options Under the Contract...........................12

3.   PURCHASE.............................................................13
     Contract Issue Requirements..........................................13
     Purchase Payments....................................................13
     Initial Purchase Payments............................................14
     Additional Purchase Payments.........................................14
     Maximum Purchase Payments............................................14
     Allocation of Purchase Payments......................................14
     Right to Cancel Period ..............................................14
     Annuity Value........................................................15
     Accumulation Units...................................................15

4.   INVESTMENT CHOICES...................................................15
     The Separate Account.................................................15
     The Fixed Account....................................................17
       Transfers..........................................................17
     Dollar Cost Averaging Program........................................18
     Asset Rebalancing Program............................................18
     Telephone or Fax Transactions........................................18
     Third Party Investment Services......................................19

5.   EXPENSES ............................................................19
     Mortality and Expense Risk Charge....................................19
     Annual Contract Charge ..............................................19
     Transfer Charge .....................................................19
     Loan Processing Fee..................................................20
     Premium Taxes........................................................20
     Federal, State and Local Taxes.......................................20
     Withdrawal Charge....................................................20
     Portfolio Management Fees............................................21
     Reduced or Waived Charges and Expenses to Employees..................21

6.   TAXES................................................................22
     Annuity Contracts in General.........................................22
     Qualified and Nonqualified Contracts.................................22
     Partial Withdrawals and Complete Surrenders -
      Nonqualified Contracts..............................................22
     Multiple Contracts...................................................23
     Diversification and Distribution Requirements........................23

     Partial Withdrawals and Complete Surrenders - Qualified Contracts....23
     Taxation of Death Benefit Proceeds...................................24
     Annuity Payments.....................................................24
     Transfers, Assignments or Exchanges of Contracts.....................24
     Separate Account Charges.............................................24
     Possible Tax Law Changes.............................................24

7.   ACCESS TO YOUR MONEY.................................................25
     Partial Withdrawals and Complete Surrenders..........................25
     Partial Annuitization................................................26
     Delay of Payment and Transfers.......................................26
     Systematic Partial Withdrawals.......................................26
     Contract Loans for Certain Qualified Contracts.......................26

8.   PERFORMANCE..........................................................28

9.   DEATH BENEFIT........................................................28
     Payments on Death....................................................28
     Amount of Death Benefit During the Accumulation Period...............29
     Alternate Payment Elections Before the Maturity Date.................29

10.  OTHER INFORMATION ...................................................30
     Ownership............................................................30
     Annuitant............................................................30
     Beneficiary..........................................................30
     Assignment...........................................................30
     Western Reserve Life Assurance Co. of Ohio...........................30
     The Separate Account.................................................31
     Exchanges............................................................31
     Voting Rights........................................................31
     Distribution of the Contracts........................................31
     Non-Participating Contract...........................................32
     Variations in Contract Provisions....................................32
     IMSA.................................................................32
     Legal Proceedings....................................................32
     Financial Statements.................................................32

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION .............33

APPENDIX A
Condensed Financial Information...........................................34

APPENDIX B
Historical Performance Data...............................................43

                          DEFINITIONS OF SPECIAL TERMS

------------------------------ ---------------------------------------------------------------------------------------------------
accumulation period            The period between the Contract date and the maturity date while the Contract is in force.
------------------------------ ---------------------------------------------------------------------------------------------------
accumulation unit value        An accounting unit of measure we use to calculate subaccount values during the accumulation period.
------------------------------ ---------------------------------------------------------------------------------------------------
administrative office          Our administrative office and mailing address is P. O. Box 9051, Clearwater, Florida 33758-9051.
                               Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716.  Our phone number is
                               1-800-851-9777.
------------------------------ ---------------------------------------------------------------------------------------------------
age                            The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term "age" in this prospectus, it has the  same meaning as
                               "attained age" in the Contract.
------------------------------ ---------------------------------------------------------------------------------------------------
annuitant                      The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the Contract's death benefit provisions and annuity provision.
------------------------------ ---------------------------------------------------------------------------------------------------
annuity unit value             An accounting unit of measure we use to calculate annuity payments from the subaccounts after the maturity date.
------------------------------ ---------------------------------------------------------------------------------------------------
annuity value                  The sum of the separate account value and the fixed account value at the end of any valuation period.
------------------------------ ---------------------------------------------------------------------------------------------------
beneficiary(ies)               The person(s) you elect to receive the death benefit proceeds under the Contract.
------------------------------ ---------------------------------------------------------------------------------------------------
cash value                     The annuity value less any applicable premium taxes and any withdrawal charge.
------------------------------ ---------------------------------------------------------------------------------------------------
Code                           The Internal Revenue Code of 1986, as amended.
------------------------------ ---------------------------------------------------------------------------------------------------
Contract date                  The later of the date on which the initial purchase payment is received, or the date that the properly completed application is received, at Western Reserve's administrative office. We measure
                               Contract years, Contract months, and Contract anniversaries from the Contract date.
------------------------------ ---------------------------------------------------------------------------------------------------
fixed account                  An option to which you can direct your money under the Contract, other than the separate account.
                               It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account.
------------------------------ ---------------------------------------------------------------------------------------------------
fixed account value            During the accumulation period, your Contract's value in the fixed account.
------------------------------ ---------------------------------------------------------------------------------------------------
funds                          Investment companies which are registered with the U.S. Securities and Exchange Commission.  The
                               Contract allows you to invest in the portfolios of the funds through our subaccounts.  We reserve the right to add other registered investment companies to the Contract in the future.
------------------------------ ---------------------------------------------------------------------------------------------------
in force                       Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
------------------------------ ---------------------------------------------------------------------------------------------------
maturity date                  The date on which the accumulation period ends and annuity payments begin. The latest maturity date is the annuitant's 90th birthday.
------------------------------ ---------------------------------------------------------------------------------------------------
NYSE                           New York Stock Exchange.
------------------------------ ---------------------------------------------------------------------------------------------------
nonqualified Contracts         Contracts issued other than in connection with retirement plans.
------------------------------ ---------------------------------------------------------------------------------------------------
owner                          The person(s) entitled to exercise all rights under the Contract. The is the owner unless the
(you, your)                    application states otherwise, or a change of ownership is made at a later time.
------------------------------ ---------------------------------------------------------------------------------------------------
portfolio                      A separate investment portfolio of a fund.
------------------------------ ---------------------------------------------------------------------------------------------------
purchase payments              Amounts paid by an owner or on the owner's behalf to Western Reserve as consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
------------------------------ ---------------------------------------------------------------------------------------------------
qualified Contracts            Contracts issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
------------------------------ ---------------------------------------------------------------------------------------------------
separate account               WRL Series Annuity Account, a separate account composed of subaccounts established to receive and invest purchase payments not allocated to the fixed account.
------------------------------ ---------------------------------------------------------------------------------------------------
separate account value         During the accumulation period, your Contract's value in the separate account, which equals the sum of the values in each subaccount.
------------------------------ ---------------------------------------------------------------------------------------------------
subaccount                     A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the
                               Contract during the accumulation period.
------------------------------ ---------------------------------------------------------------------------------------------------

------------------------------ ---------------------------------------------------------------------------------------------------
surrender                      The termination of a Contract at the option of the owner.
------------------------------ ---------------------------------------------------------------------------------------------------
valuation date/                Each day on which the NYSE is open for trading, except when a subaccount's corresponding
business day                   portfolio does not value its shares. Western Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
------------------------------ ---------------------------------------------------------------------------------------------------
valuation period               The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m. Eastern Time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
------------------------------ ---------------------------------------------------------------------------------------------------
Western Reserve                Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------ ---------------------------------------------------------------------------------------------------

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1.       The Annuity Contract

The WRL Freedom Variable Annuity is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 32 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.

You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.

You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.

2.       Annuity Payments (The Income Phase)

The Contract allows you to receive income under one of three fixed annuity payment options. You can choose to receive payments monthly, quarterly, semi-annually, or annually. You cannot annuitize before your Contract's fifth anniversary.

3.       Purchase

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $100 for other qualified Contracts) or more under most circumstances. You can add as little as $100 at any time during the accumulation period. We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

4.       Investment Choices

You can invest your money in any of the 32 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

------------------------------------------------------------------------------------------------------------------------------------
                                               AEGON/TRANSAMERICA SERIES FUND, INC.*
-------------------------------------------------------------------- ---------------------------------------------------------------
Munder Net50**                                                       GE U.S. Equity
-------------------------------------------------------------------- ---------------------------------------------------------------
Van Kampen Emerging Growth                                           Great Companies - America(SM)
-------------------------------------------------------------------- ---------------------------------------------------------------
T. Rowe Price Small Cap                                              Salomon All Cap
-------------------------------------------------------------------- ---------------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                                        C.A.S.E.  Growth
-------------------------------------------------------------------- ---------------------------------------------------------------
Alger Aggressive Growth                                              Dreyfus Mid Cap
-------------------------------------------------------------------- ---------------------------------------------------------------
Third Avenue Value                                                   NWQ Value Equity
-------------------------------------------------------------------- ---------------------------------------------------------------
Value Line Aggressive Growth                                         T. Rowe Price Dividend Growth
-------------------------------------------------------------------- ---------------------------------------------------------------
GE International Equity                                              Dean Asset Allocation
-------------------------------------------------------------------- ---------------------------------------------------------------
Janus Global***                                                      LKCM Strategic Total Return
-------------------------------------------------------------------- ---------------------------------------------------------------
Gabelli Global Growth                                                J.P. Morgan Real Estate Securities
-------------------------------------------------------------------- ---------------------------------------------------------------
Great Companies - Global(2)                                          Federated Growth & Income
-------------------------------------------------------------------- ---------------------------------------------------------------
Great Companies - Technology(SM)                                     AEGON Balanced
-------------------------------------------------------------------- ---------------------------------------------------------------
Janus Growth                                                         AEGON Bond
-------------------------------------------------------------------- ---------------------------------------------------------------
LKCM Capital Growth                                                  J.P. Morgan Money Market
-------------------------------------------------------------------- ---------------------------------------------------------------
Goldman Sachs Growth
------------------------------------------------------------------------------------------------------------------------------------
                                              VARIABLE INSURANCE PRODUCTS FUND (VIP)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                           VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                          VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------

* Prior to May 1, 2001, this fund was known as the WRL Series Fund, Inc. Because of the fund's name change, we have deleted "WRL" from each portfolio's name. However, when we refer to the fund's subaccounts, we will continue to use "WRL" in front of each subaccount name.
** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.
*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.

You can also allocate your purchase payments to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.

5.       Expenses

We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.

During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.25% each year from the money you have invested in the subaccounts.

During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.

We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payment(s), if you surrender the Contract or partially withdraw its value, if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within five years after we receive a purchase payment. This charge is 5% of the amount that must be withdrawn if the partial withdrawal occurs within five years of our receipt of the purchase payment.

When we calculate withdrawal charges, we treat partial withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first partial withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the partial withdrawal. Amounts of the first partial withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent partial withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We waive this charge under certain circumstances. See Expenses - Withdrawal Charge on page 20 for how we calculate the withdrawal charge waived.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 8 of this prospectus and the fund prospectuses.

See Distribution of the Contracts on page 31 for information concerning compensation paid for the sale of the Contracts.

6.       Taxes

The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.

7.       Access to Your Money

You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $10,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. Withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals may reduce the death benefit by more than the amount withdrawn.

8.       Performance

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9.       Death Benefit

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named), we will pay a death benefit to the beneficiary, provided death occurs during the accumulation period. Death benefit provisions may vary by state. Only one death benefit will be payable under the Contract. When we receive due proof of death, the Contract will terminate.

If you name different persons as owner and annuitant, you can affect whether the death benefit is payable, what the amount of the death benefit will be, and who will receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named) during the accumulation period and before the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greater of:

o    the annuity value of your Contract on the date of death; or
o the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.

On the death of any owner who is not the annuitant during the accumulation period and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greater of:

o    the annuity value of your on the date of death;
o the total purchase payments you make to the less partial withdrawals and partial annuitization amounts withdrawn from the Contract; or
o the annuity value as of the fifth Contract anniversary, less partial withdrawals and partial annuitization amounts withdrawn from the Contract after the fifth Contract year.

 On the death of the annuitant (if no contingent annuitant is named) during the accumulation period and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greatest of:

o    the death benefits described above; or
o    the highest annuity value as of any Contract anniversary occurring between
     (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:
o    the annuitant's date of death; or
o    the Contract anniversary nearest the annuitant's 80th birthday.

     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 12 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

10.      Other Information

Right to Cancel Period. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Who Should Purchase the Contract? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Additional Features. This Contract has additional features that might interest you. These include the following:

o Reduced Minimum Initial Purchase Payment (for nonqualified Contracts): You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.
o Systematic Partial Withdrawals: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.
o Partial Annuitization: After your first Contract anniversary, you may partially annuitize your Contract without surrendering it completely, subject to certain restrictions. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.
o Dollar Cost Averaging: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts into your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.
o Asset Rebalancing: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.
o Telephone or Fax Transactions: You may make transfers, partial withdrawals, and/or change the allocation of additional purchase payments by telephone or fax.

o Nursing Care Facility Waiver: If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.
o Contract Loans (for certain qualified Contracts): If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Certain Qualified Contracts on page 26 for details.

These features are not available in all states and may not be suitable for your particular situation.

Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your agent and the Contract for details.

11.      Inquiries

If you need additional information, please contact us at:

         Western Reserve Life
         Administrative Office
         Attention:  Annuity Department
         P. O. Box 9051
         Clearwater, FL 33758-9051
         1-800-851-9777, Ext. 6538
         (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time) www.westernreserve.com

====================================================================================================================================

                                                      ANNUITY CONTRACT FEE TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Separate Account Annual Expenses
                    Owner Transaction Expenses                              (as a percentage of average separate account value)
-------------------------------------------------------------------- ---------------------------------------------------------------
Sales Load on Purchase Payments...........................................None    Mortality and Expense Risk Charge(4)........ 1.25%
Maximum Withdrawal Charge(1)(2)                                                   Administrative Charge.....................   None
   (as a % of purchase  payments)..........................................5%
Transfer Charge..........................................$10 After 12 Per Year          TOTAL SEPARATE ACCOUNT
Loan Processing Fee(3)............................................$30 Per Loan                  ANNUAL EXPENSES................1.25%
==================================================================== ===============================================================
Annual Contract Charge(2).......................  $30 Per Contract Year
------------------------------------------------------------------------------------------------------------------------------------

                                                    Portfolio Annual Expenses (5)
                               (as a percentage of average net assets and after expense reimbursements)
-------------------------------------------------------------------------------- ------------ --------------- ------------------
                                                                   Management       Other       Rule 12b-1     Total Portfolio
                              Portfolios                              Fees        Expenses         Fees        Annual Expenses
-------------------------------------------------------------------------------- ------------ --------------- ------------------
AEGON/TRANSAMERICA SERIES FUND, INC.(6))(7)
Munder Net50(8)                                                      0.90 %        0.10 %          N/A             1.00 %
Van Kampen Emerging Growth                                           0.80 %        0.05 %          N/A             0.85 %
T. Rowe Price Small Cap                                              0.75 %        0.25 %          N/A             1.00 %
Pilgrim Baxter Mid Cap Growth                                        0.85 %        0.07 %          N/A             0.92 %
Alger Aggressive Growth                                              0.80 %        0.06 %          N/A             0.86 %
Third Avenue Value                                                   0.80 %        0.12 %          N/A             0.92 %
Value Line Aggressive Growth(9)                                      0.80 %        0.20 %          N/A             1.00 %
GE International Equity                                              1.00 %        0.20 %          N/A             1.20 %
Janus Global(10)                                                     0.80 %        0.09 %          N/A             0.89 %
Gabelli Global Growth(11)                                            1.00 %        0.20 %          N/A             1.20 %
Great Companies - Global(2)(11)                                      0.80 %        0.20 %          N/A             1.00 %
Great Companies - Technology(SM)(9)                                  0.80 %        0.20 %          N/A             1.00 %
Janus Growth                                                         0.80 %        0.02 %          N/A             0.82 %
LKCM Capital Growth(12)                                              0.80 %        0.20 %          N/A             1.00 %
Goldman Sachs Growth                                                 0.90 %        0.10 %          N/A             1.00 %
GE U.S. Equity                                                       0.80 %        0.08 %          N/A             0.88 %
Great Companies - America(SM)(9)                                     0.80 %        0.11 %          N/A             0.91 %
Salomon All Cap                                                      0.90 %        0.10 %          N/A             1.00 %
C.A.S.E. Growth                                                      0.80 %        0.20 %          N/A             1.00 %
Dreyfus Mid Cap                                                      0.85 %        0.15 %          N/A             1.00 %
NWQ Value Equity                                                     0.80 %        0.08 %          N/A             0.88 %
T. Rowe Price Dividend Growth                                        0.90 %        0.10 %          N/A             1.00 %
Dean Asset Allocation                                                0.80 %        0.07 %          N/A             0.87 %
LKCM Strategic Total Return                                          0.80 %        0.05 %          N/A             0.85 %
J.P. Morgan Real Estate Securities                                   0.80 %        0.20 %          N/A             1.00 %
Federated Growth & Income                                            0.75 %        0.11 %          N/A             0.86 %
AEGON Balanced                                                       0.80 %        0.08 %          N/A             0.88 %
AEGON Bond                                                           0.45 %        0.08 %          N/A             0.53 %
J.P. Morgan Money Market                                             0.40 %        0.04 %          N/A             0.44 %
VARIABLE INSURANCE PRODUCTS FUND (VIP) (13)(14)
Fidelity VIP Equity-Income Portfolio - Service Class 2               0.48 %        0.10 %         0.25 %           0.83 %
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(13)(14)
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2             0.57 %        0.10 %         0.25 %           0.92 %
VARIABLE INSURANCE PRODUCTS FUNDIII (VIP III) (13)(14)
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2    0.58 %        0.12 %         0.25 %           0.95 %
==================================================================  ============ ============ =============== ==================

(1) The withdrawal charge is based on the number of years since each purchase payment was made during the first five years following each purchase payment, dropping to 0% in the fifth year after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.

(2) We may reduce or waive the withdrawal charge and the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(3) Loans are available only for certain qualified Contracts. The loan fee is not applicable in all states.

(4) This charge applies to each subaccount. It does not apply to the fixed account. This charge applies during the accumulation period and the income phase.

(5) The fee table information relating to portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(6) Effective January 1, 1997, the Board of the AEGON/Transamerica Series Fund Inc. (formerly, WRL Series Fund, Inc.) (the "Series Fund") authorized the Series Fund to charge each portfolio of the Series Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the Series Fund will not deduct the fee from any portfolio before April 30, 2002. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the Series Fund prospectus for more details.

(7) AEGON/Transamerica Fund Advisers, Inc.(formerly, WRL Investment Management, Inc.) ("AEGON/Transamerica Advisers"), the investment adviser of the Series Fund, has undertaken, until at least April 30, 2002, to pay expenses on behalf of the portfolios of the Series Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the Series Fund portfolio's average daily net assets. The expense limit for each portfolio, the amount reimbursed by AEGON/Transamerica Advisers during 2000 (if applicable), and the expense ratio without the reimbursement are listed below:

         --------------------------------------------------------------------------------------------------------------------------
                                                                       Expense         Reimbursement          Expense Ratio
                                                                        Limit              Amount          Without Reimbursement
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Munder Net50                                                    1.00%             $71,522                 2.44%
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Van Kampen Emerging Growth                                     1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         T. Rowe Price Small Cap                                        1.00 %             30,189                  1.14 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Pilgrim Baxter Mid Cap Growth                                  1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Alger Aggressive Growth                                        1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Third Avenue Value                                             1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Value Line Aggressive Growth                                   1.00 %             22,530                  1.86 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         GE International Equity                                        1.20 %             125,321                 1.66 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Janus Global                                                   1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Gabelli Global Growth                                          1.20 %             14,606                  1.99 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Great Companies - Global(2)                                    1.00 %             20,105                  3.93 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Great Companies - Technology(SM)                               1.00 %              5,276                  1.05 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Janus Growth                                                   1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         LKCM Capital Growth                                            1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Goldman Sachs Growth                                           1.00 %             51,711                  1.37 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         GE U.S. Equity                                                 1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Great Companies - America(SM)                                    1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Salomon All Cap                                                1.00 %             85,511                  1.25 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         C.A.S.E. Growth                                                1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Dreyfus Mid Cap                                                1.00 %             68,550                  1.90 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         NWQ Value Equity                                               1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         T. Rowe Price Dividend Growth                                  1.00 %             55,887                  1.45 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Dean Asset Allocation                                          1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         LKCM Strategic Total Return                                    1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         J.P. Morgan Real Estate Securities                             1.00 %             58,192                  1.71 %
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         Federated Growth & Income                                      1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         AEGON Balanced                                                 1.00 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         AEGON Bond                                                     0.70 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------
         J.P. Morgan Money Market                                       0.70 %               N/A                    N/A
         ---------------------------------------------------------- ---------------- -------------------- -------------------------

(8) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.

(9) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

(10) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

(11) Because these portfolios commenced operations on September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(12) Because this portfolio commenced operations on December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.

(13) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.

(14) Actual Total Portfolio Annual Expenses for Service Class 2 shares were lower than those shown in the fee table because a portion of the brokerage commissions that the Fidelity VIP Funds paid was used to reduce the Fidelity VIP Funds' expenses, and/or because through arrangements with the Fidelity VIP Funds' custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the Fidelity VIP Funds' custodian expenses. See the Fidelity VIP Funds prospectuses for details.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.

============================================== =========================================== =========================================
                                                                                            If you Annuitize* or Remain Invested in
                                                                                                the Contract at the End of the
                                                If You Surrender the Contract at the End    Applicable Time Period or If You Do Not
                  Subaccounts                        of the Applicable Time Period         Surrender or Annuitize Under the Contract
============================================== =========================================== =========================================
                                                1 Year     3 Years    5 Years   10 Years    1 Year     3 Years    5 Years   10 Years
WRL Munder Net50**                                $73       $122       $173       $263        $23        $72       $123       $263
WRL Van Kampen Emerging Growth                    72         117        165        248        22         67         115       248
WRL T. Rowe Price Small Cap                       73         122        173        263        23         72         123       263
WRL Pilgrim Baxter Mid Cap Growth                 72         119        169        255        22         69         119       255
WRL Alger Aggressive Growth                       72         117        166        249        22         67         116       249
WRL Third Avenue Value                            72         119        169        255        22         69         119       255
WRL Value Line Aggressive Growth                  73         122        173        263        23         72         123       263
WRL GE International Equity                       75         128        183        283        25         78         133       283
WRL Janus Global***                               72         118        167        252        22         68         117       252
WRL Gabelli Global Growth                         75         128        183        283        25         78         133       283
WRL Great Companies - Global2                     73         122        173        263        23         72         123       263
WRL Great Companies - TechnologySM                73         122        173        263        23         72         123       263
WRL Janus Growth                                  71         116        164        245        21         66         114       245
WRL LKCM Capital Growth                           73         122        173        263        23         72         123       263
WRL Goldman Sachs Growth                          73         122        173        263        23         72         123       263
WRL GE U.S. Equity                                72         118        167        251        22         68         117       251
WRL Great Companies - America SM                  72         119        168        254        22         69         118       254
WRL Salomon All Cap                               73         122        173        263        23         72         123       263
WRL C.A.S.E. Growth                               73         122        173        263        23         72         123       263
WRL Dreyfus Mid Cap                               73         122        173        263        23         72         123       263
WRL NWQ Value Equity                              72         118        167        251        22         68         117       251
WRL T. Rowe Price Dividend Growth                 73         122        173        263        23         72         123       263
WRL Dean Asset Allocation                         72         118        166        250        22         68         116       250
WRL LKCM Strategic Total Return                   72         117        165        248        22         67         115       248
WRL J.P. Morgan Real Estate Securities            73         122        173        263        23         72         123       263
WRL Federated Growth & Income                     72         117        166        249        22         67         116       249
WRL AEGON Balanced                                72         118        167        251        22         68         117       251
WRL AEGON Bond                                    69         107        149        214        19         57         99        214
WRL J.P. Morgan Money Market                      68         105        144        205        18         55         94        205
Fidelity VIP Equity-Income Portfolio              72         117        164        246        22         67         114       246
Fidelity VIP II Contrafund(R)Portfolio            72        119          169      255         22         69        119        255
Fidelity VIP III Growth Opportunities Portfolio   73        120          170      258         23         70        120        258
================================================= ======= ========== ========== ========== ========== ========== ========== =======

*      You cannot annuitize before your Contract's fifth anniversary.
** From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective, after which time the portfolio will become available for investment to all Contract owners.
*** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

The fee table and examples above will help you understand the costs of investing in the subaccounts. The fee table and examples reflect the 2000 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction. The examples assume that the expense limitations in effect for 2000 will remain in place for the entire period illustrated and that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.05%, based on an average Contract size of $65,905.

Please remember that the examples are illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.

1.       THE ANNUITY CONTRACT

The Contract

This prospectus describes the WRL Freedom Variable Annuity Contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay the annuitant an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 below.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.

The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.

It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $100 or more at any time, until the maturity date. But you are not required to make any additional investments.

The Contract is a "variable" annuity because the value of your Contract during the accumulation period can go up or down based on the performance of your investment choices.

The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

Other Contracts

We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00
p.m. Eastern Time).

2.       ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option B (see page 13) as a Life Income with 120 guaranteed payments. You cannot change the annuity payment option after the maturity date.

Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

Annuity Payment Options Under the Contract

The Contract provides three fixed annuity payment options that are described below. You may choose any annuity payment option available under your Contract. You can choose to receive payments monthly, quarterly, semi-annually, or annually.

We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.

If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

o    the amount of the annuity proceeds on the maturity date;
o the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 4%); and o the specific payment option you choose.

Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15, 20, 25 or 30 years or any other fixed period acceptable to Western Reserve.

Payment Option B -- Life Income:  Fixed Payments.

o No Period Certain: We will make level payments only during the annuitant's lifetime; or
o    Fixed Period Certain:  We will make level payments for the longer of the
     annuitant's lifetime or a fixed      period of 5 or 10 years; or
o Guaranteed Return of Annuity Proceeds: We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will:

o continue upon the death of the first payee for the remaining lifetime of the survivor; or
o be reduced by 1/3 upon the death of the first payee and continue for the remaining lifetime of the survivor.

Note Carefully: The death benefit payable after the maturity date will be affected by the annuity option you choose.

If:
o you choose Life Income with No Period Certain or a Joint and Survivor Life Income; and
o the annuitant(s) dies, for example, before the due date of the annuity payment;

Then:
o we may make only one annuity payment and there will be no death benefit payable.

If:
o you choose Fixed Installments, Life Income with Fixed Period Certain, or Guaranteed Return of Annuity Proceeds; and
o the person receiving payments dies prior to the end of the guaranteed period;

Then:
o the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible for keeping Western Reserve informed of the annuitant's current address of record.

3.       PURCHASE

Contract Issue Requirements

We will issue a Contract if:

o     we receive the information we need to issue the Contract;
o     we receive a minimum initial purchase payment; and
o     you and the annuitant are age 85 or younger.

Purchase Payments

You should make checks or drafts for purchase payments payable only to "Western Reserve Life" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.

Initial Purchase Payments

The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $100.

We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we (or your agent) will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us (or your agent) to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.

The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.

If you wish to make payments by bank wire, you should instruct your bank to wire federal funds as follows:

                        All First Bank of Baltimore
                        ABA #: 052000113
                        For credit to: Western Reserve Life
                        Account #: 89539600
                        Owner's Name:
                        Contract Number:
                        Attention: Annuity Accounting

We may reject any application or purchase payments for any reason permitted by law.

Additional Purchase Payments

You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or by check. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.

Maximum Purchase Payments

We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval. There is no limit on the total purchase payments you may make during the accumulation period.

Allocation of Purchase Payments

On the Contract date, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described under Telephone or Fax Transactions on page 18. The allocation change will apply to purchase payments received after the date we receive the change request.

You should review periodically how your payments are divided among the subaccounts because market conditions and your overall financial objectives may change.

Right to Cancel Period

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days and/or receive a different refund amount.

Annuity Value

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern Time. We observe the same holidays as the NYSE.

Accumulation Units

We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.

Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new accumulation unit value value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4.       INVESTMENT CHOICES

The Separate Account

The separate account currently consists of 32 subaccounts.

The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios, their investment objectives and advisers or sub-advisers are listed below.

   --------------------------------------- -------------------------------------------------- --------------------------------------
   Portfolio                                             Investment Objective                           Adviser or Sub-Adviser
   ---------------------------------------------------------------------------------------------------------------------------------
   Aggressive Equity
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Munder Net50*                           Seeks long-term growth of capital.*                Munder Capital Management*
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Van Kampen Emerging Growth              Seeks capital appreciation by investing primarily  Van Kampen Asset Management Inc.
                                           in common stocks of small and medium-sized
                                           companies.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   T. Rowe Price Small Cap                 Seeks long-term growth of capital by investing     T. Rowe Price Associates, Inc.
                                           primarily in common stocks of small growth
                                           companies.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Pilgrim Baxter Mid Cap Growth           Seeks capital appreciation.                        Pilgrim Baxter & Associates, Ltd.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Alger Aggressive Growth                 Seeks long-term capital appreciation.              Fred Alger Management, Inc.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Third Avenue Value                      Seeks long-term capital appreciation.              EQSF Advisers, Inc.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Value Line Aggressive Growth            Seeks to realize capital growth.                   Value Line, Inc.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   World Equity
   ---------------------------------------------------------------------------------------------------------------------------------
   GE International Equity                 Seeks long-term growth of capital.                 GE Asset Management Incorporated
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Janus Global**                          Seeks long-term growth of  capital in              Janus Capital Corporation
                                           a manner  consistent with the preservation
                                           of capital.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Gabelli Global Growth                   Seeks to provide investors with appreciation of    Gabelli Asset Management Company
                                           capital
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Great Companies - Global(2)             Seeks long-term growth of capital in a manner      Great Companies, L.L.C.
                                           consistent with preservation of capital.
   --------------------------------------- -------------------------------------------------- --------------------------------------
            Higher                                RISK/REWARD -> ->                                   Lower

   ---------------------------------------------------------------------------------------------------------------------------------
   Growth Equity
   ---------------------------------------------------------------------------------------------------------------------------------

   Great Companies - Technology(SM)        Seeks long-term growth of capital.                 Great Companies, L.L.C.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Janus Growth                            Seeks growth of capital.                           Janus Capital Corporation
   --------------------------------------- -------------------------------------------------- --------------------------------------
   LKCM Capital Growth                     Seeks long-term growth of capital through a        Luther King Capital Management
                                           disciplined investment approach focusing on        Corporation
                                           companies with superior growth prospects.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Goldman Sachs Growth                    Seeks long-term growth of capital.                 Goldman Sachs Asset Management
   --------------------------------------- -------------------------------------------------- --------------------------------------
   GE U.S. Equity                          Seeks long-term growth of capital.                 GE Asset Management Incorporated
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Great Companies - America(SM)           Seeks long-term growth of capital.                 Great Companies, L.L.C.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Salomon All Cap                         Seeks capital appreciation.                        Salomon Brothers Asset Management Inc
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Fidelity VIP II Contrafund(R)Portfolio   Seeks long-term capital appreciation.             Fidelity Management & Research
   - Service Class 2                                                                          Company
   --------------------------------------- -------------------------------------------------- --------------------------------------
   C.A.S.E. Growth                         Seeks annual growth of capital through investment  C.A.S.E. Management, Inc.
                                           in companies whose management, financial resources
                                           and fundamentals appear attractive on  a scale
                                           measured against each company's present value.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Dreyfus Mid Cap                         Seeks total investment returns (including          The Dreyfus Corporation
                                           capital appreciation and income), which
                                           consistently outperform the S&P 400 Mid Cap
                                           Index.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   NWQ Value Equity                        Seeks to achievemaximum,consistent                 NWQ Investment Management Company,
                                           total Investment Management Company, Inc.          Inc.
                                           Return with minimum risk to principal.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Fidelity VIP Equity-Income Portfolio    Seeks reasonable income.                           Fidelity Management & Research Company
   -
   Service Class 2
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Fidelity VIP III Growth Opportunities   Seeks to provide capital growth.                   Fidelity Management & Research Company
   Portfolio - Service Class 2
   ---------------------------------------------------------------------------------------------------------------------------------
   Balanced
   --------------------------------------- -------------------------------------------------- --------------------------------------
   T. Rowe Price Dividend Growth           Seeks to provide an increasing level of dividend   T. Rowe Price Associates, Inc.
                                           income, long-term capital appreciation, and
                                           reasonable current income, through investments
                                           primarily in dividend paying stocks.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Dean Asset Allocation                   Seeks preservation of capital and competitive      Dean Investment Associates
                                           investment returns.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   LKCM Strategic Total Return             Seeks to provide current income, long-termgrowth   Luther King Capital Management
                                           Corporation of income and capital appreciation.
   --------------------------------------- -------------------------------------------------- --------------------------------------
   Portfolio                                              Investment Objective                         Adviser or Sub-Adviser
   --------------------------------------- ------------------------------------------------- --------------------------------------
   J.P. Morgan Real Estate Securities      Seeks long-term total returns from investments    J.P. Morgan Investment Management Inc.
                                           primarily in equity securities of real estate
                                           companies.
   --------------------------------------- ------------------------------------------------- -------------------------------------
   Federated Growth & Income               Seeks total return by investing in securities     Federated Investment Counseling
                                           that have defensive characteristics.
   -------------------------------------  -------------------------------------------------  ---------------------------------------
   AEGON Balanced                          Seeks preservation of capital, reduced            AEGON USA Investment Management, Inc.
                                           volatility, and superior long-term risk-adjusted
                                           returns
   -------------------------------------  ------------------------------------------------   ---------------------------------------
   Fixed-Income
   -------------------------------------  -------------------------------------------------  ---------------------------------------
   AEGON Bond                             Seeks the highest possible current income          AEGON USA Investment Management, Inc.
                                          within the confines of the primary goal of
                                          ensuring the protection of capital.
   -------------------------------------  -------------------------------------------------  ---------------------------------------
   Capital Preservation
   -------------------------------------  -------------------------------------------------  ---------------------------------------
   J.P. Morgan Money Market               Seeks to obtain maximum current income             J.P. Morgan Investment Management Inc
                                          consistent with preservation of principal and
                                          maintenance of liquidity.
---------------------------------------- -------------------------------------------------  ----------------------------------------

o Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. From May 1, 2001 to May 28, 2001, this portfolio will be available for investment only to Contract owners who purchased the Contract before May 1, 2001. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective ("seeks to provide long-term capital appreciation"), after which time the portfolio will become available for investment to all Contract owners.
** This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds will be comparable to those portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). More detailed information may be found in the fund prospectuses. You should read the fund prospectuses carefully before you invest.

We do not guarantee that each portfolio will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable laws, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.

The Fixed Account

Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests in the general account is generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.

We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.

If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from oldest you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.

Transfers

During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.

Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. Currently, there is no limit on the amount you may transfer out of the fixed account.

Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 18.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request at our administrative office after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

The Contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any purchase payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

Dollar Cost Averaging Program

Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $10,000 must be in each subaccount from which we make transfers.

There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.

If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.

Asset Rebalancing Program

During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, if you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance quarterly, semi-annually, or annually.

To qualify for asset rebalancing, a minimum annuity value of $10,000 is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.

There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.

We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

Telephone or Fax Transactions

You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:

o    for qualified Contracts (except IRAs);
o if the amount you want to withdraw is greater than $50,000; or o if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers or partial withdrawals by telephone, you should notify us in writing.

You may make telephone transfers or partial withdrawals by calling our toll-free number, 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern
Time). You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Please use the following fax numbers for the following types of transactions:

o To request a transfer, please fax your request to us at 727-299-1648. We will not be responsible for same-day processing of transfers if you fax your transfer request to a number other than this fax number; and
o To request a partial withdrawal, please fax your request to us at 727-299-1620.

We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Telephone or fax orders must be received before 4:00 p.m. Eastern Time to assure same-day pricing of the transaction. We may discontinue this option at any time.

Third Party Investment Services

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Contracts. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5.       EXPENSES

There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

Mortality and Expense Risk Charge

We charge a fee as a compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.

If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

Annual Contract Charge

We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.

Transfer Charge

You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

Loan Processing Fee

If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable in all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only certain types of qualified Contracts can take Contract loans.

Premium Taxes

Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

o        you elect to begin receiving annuity payments;
o        you surrender the Contract;
o        you request a partial withdrawal; or
o        a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:

         --------------------------------------- ------------------------------------ ------------------------------------
                         State                           Qualified Contracts                Nonqualified Contracts
         --------------------------------------- ------------------------------------ ------------------------------------
         South Dakota                                           0.00%                                1.25%
         --------------------------------------- ------------------------------------ ------------------------------------

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:


         --------------------------------------- ------------------------------------ ------------------------------------
                         State                           Qualified Contracts                Nonqualified Contracts
         --------------------------------------- ------------------------------------ ------------------------------------
         California                                             0.50%                                2.35%
         --------------------------------------- ------------------------------------ ------------------------------------
         Maine                                                  0.00%                                2.00%
         --------------------------------------- ------------------------------------ ------------------------------------
         Nevada                                                 0.00%                                3.50%
         --------------------------------------- ------------------------------------ ------------------------------------
         West Virginia                                          1.00%                                1.00%
         --------------------------------------- ------------------------------------ ------------------------------------
         Wyoming                                                0.00%                                1.00%
         --------------------------------------- ------------------------------------ ------------------------------------

Federal, State and Local Taxes

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

Withdrawal Charge

During the accumulation period, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request a partial withdrawal or complete surrender.

If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of 5% of purchase payments withdrawn within five years after we receive a purchase payment. We calculate the withdrawal charge on the full amount we must withdraw from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.

For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We do not assess withdrawal charges when you annuitize. We waive the withdrawal charge under certain circumstances (see below).

The following schedule shows the withdrawal charges that apply during the five years following each purchase payment:

          =========================== =======================
             Number of Years From
           Receipt of Each Purchase         Withdrawal
                   Payment                    Charge
          =========================== =======================
                    0 - 5                       5%
          =========================== =======================
                    Over 5                      0%
          =========================== =======================

For example, assume your Contract's annuity value is $100,000 at the end of the second year since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,052.63 on the remaining $20,000 (5% of $21,052.63, which is $20,000 plus the
$1,052.63 withdrawal charge).

On a full surrender, we deduct withdrawal charges on the amount of purchase payments paid that are subject to the withdrawal charge. For example, assume your purchase payments totaled $100,000, you have taken no partial withdrawals that Contract year, your annuity value is $106,000 in the second Contract year and you request a full surrender. You would pay a withdrawal charge of $5,000 on the $100,000 purchase payment, (5% of $100,000). Likewise, if there was a market loss and you requested a full surrender (annuity value is $80,000), you would pay a withdrawal charge of $5,000 (5% of $100,000).

Keep in mind that withdrawals may be taxable, and if made before age 59-1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.

Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawal may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any withdrawal would reduce your annuity value below $10,000.

You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (See Systematic Partial Withdrawals on page 26.)

Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:

o you have been confined to a nursing care facility for 30 consecutive days or longer;
o    your confinement began after the Contract date; and
o you provide us with written evidence of your confinement within two months after your ends.

We will waive the withdrawal charge under this waiver only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.

Portfolio Management Fees

The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. You pay these fees and expenses indirectly. A description of these fees and expenses is found in the Annuity Contract Fee Table on page 8 of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Reduced or Waived Charges and Expenses to Employees

We may reduce or waive the withdrawal charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.

6.       TAXES

Note: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of your Contract until a distribution occurs - either as a partial withdrawal, complete surrender or as annuity payments.

When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.

Qualified and Nonqualified Contracts

If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.

Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.

A qualified Contract may be used in connection with the following plans:

o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.
o Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.
o Corporate Pension, Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.
o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.

There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.

Partial Withdrawals and Complete Surrenders -- Nonqualified Contracts

In general, if you make a partial withdrawal or systematic partial withdrawal from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a partial withdrawal, you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender, you are generally taxed on the amount that your surrender proceeds exceed your purchase payments less amounts withdrawn which were not includable in gross income. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.

In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.

The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

o    paid on or after the taxpayer reaches age 59-1/2;
o    paid after an owner dies;
o paid if the taxpayer becomes totally disabled (as that term is defined in the Code)
o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
o    paid under an immediate annuity; or
o    which come from purchase payments made prior to August 14, 1982.

Multiple Contracts

All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.

Diversification and Distribution Requirements

The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. We may modify the Contract to attempt to maintain favorable tax treatment.

Partial Withdrawals and Complete Surrenders -- Qualified Contracts

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59-1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

o    reaches age 59-1/2;
o    leaves his/her job;
o    dies;
o    becomes disabled (as that term is defined in the Code); or
o in the case of hardship. However, in the case of hardship, the owner can only partially withdraw the purchase payments and not any earnings.

Loans from IRAs, defaulted loans from Code Section 401(a) or 403(b) arrangements, and all pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.

Taxation of Death Benefit Proceeds

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:

o if distributed in a lump sum, these amounts are taxed in the same manner as a complete surrender; or
o if distributed under an annuity payment option, these are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA, as to which there are special rules) , only a portion of the annuity payments you receive will be includable in your gross income.

The excludable portion of each annuity payment you receive generally will be determined by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

Transfers, Assignments or Exchanges of Contracts

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits are deemed to be taxable distributions to you. Although we do not believe that the fees associated with any optional benefit provided under the Contract should be treated as a taxable withdrawal, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

7.       ACCESS TO YOUR MONEY

Partial Withdrawals and Complete Surrenders

You can have access to the money in your Contract in several ways:

o    by making a withdrawal (either a partial withdrawal or complete surrender);
     or
o    by taking annuity payments.

 If you want to surrender your Contract completely, you will receive your cash value, which equals the annuity value of your Contract minus:

o    any withdrawal charges;
o    any premium taxes;
o    any loans; and
o    the annual Contract charge.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

No partial withdrawal is permitted if the withdrawal would reduce the cash value below $10,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the cash value.

Remember that any partial withdrawal you take will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.

When we incur extraordinary expenses, such as wire transfers or overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $25 for a wire transfer and $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:

o    all requests for partial withdrawals or complete surrenders over $500,000;
o where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record; or
o any request for partial withdrawal or complete surrender within 30 days of an address change.

All signature guarantees must be made by:

o    a national or state bank;
o    a member firm of a national stock exchange; or
o any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.

If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777, Ext. 6538 (Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time).

Partial Annuitization

After your first Contract anniversary and before the maturity date, you may partially annuitize your Contract without surrendering it completely. You may request that a portion of your Contract's annuity value be applied to purchase a periodic annuity under a supplemental contract with us. Any subsequent partial annuitizations must be at least five years after the immediately preceding one. We will not process a request for partial annuitization if it will:

o    reduce the cash value below $10,000;
o    exceed 50% of the cash value; or
o    purchase a monthly income of less than $100.

You must specify in your written request the subaccounts from which the amounts are to be partially withdrawn. You cannot use any cash value from the fixed account for partial annuitization. We will deduct premium taxes, if any, from the amount partially withdrawn.

You may have to pay federal income tax and a penalty tax on any money you withdraw.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

o the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
o an emergency exists as defined by the SEC or the SEC requires that trading be or o the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, surrenders and loan amounts from the fixed account for up to six months.

Systematic Partial Withdrawals

During the accumulation period, you can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. Unless you specify otherwise, we will deduct systematic partial withdrawal amounts from each subaccount (and, if we consent, the fixed account) in proportion to the value each subaccount bears to the annuity value at the time of the partial withdrawal. You can partially withdraw up to 10% of your annuity value annually in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your annuity value must equal at least $25,000. We will not process a systematic partial withdrawal if the annuity value for the entire Contract would be reduced below $10,000. No systematic partial withdrawals are permitted from the fixed account without our prior consent.

There is no charge for taking systematic partial withdrawals. You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.

Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

Contract Loans for Certain Qualified Contracts

You can take Contract loans during the accumulation period when the Contract has been in force for at least 10 days and:

o is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar year); or
o is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator).

The maximum amount you may borrow against the Contract is the lesser of:

o    50% of the annuity value; or
o $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.

The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). In addition, the Department of Labor has issued regulations governing loans taken by plan participants under retirement plans subject to ERISA. These regulations require, in part, that a loan from an ERISA-governed plan be made under an enforceable agreement, charge a reasonable rate of interest, be adequately secured, provide a reasonable repayment schedule, and be made available on a basis that does not discriminate in favor of employees who are officers or shareholders or who are highly compensated. Failure to comply with these requirements may result in penalties under the Code and ERISA. You and your employer are responsible for determining whether your plan is subject to, and complies with, ERISA and the Department of Labor's regulations governing plan loans. Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

o    while the Contract is in force; and
o    during the accumulation period.

Note Carefully: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:

o    the amount of any death benefit proceeds; or
o    the amount we pay upon a partial withdrawal or complete surrender; or
o    the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:

o    in level quarterly or monthly payments over a 5-year period; or
o over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70-1/2.

If:
o    a repayment is not received within 31 days from the original due date;

Then:
o a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). For your protection, we will require a signature guarantee for any loan request within 30 days of an address change. We reserve the right to limit the number of Contract loans made per Contract year.

Contract loans may not be available in all states.

8.       PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the annual Contract charge and the withdrawal charge. These figures are based on the actual historical performance of the subaccounts investing in the underlying portfolios since their inception, adjusted to reflect current Contract charges.

Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.

Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The Series Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the Series Fund portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.

Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9.       DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances. The beneficiary may choose to receive payment under a life annuity payment option; to continue the Contract in the accumulation period for a specified number of years; or to receive a lump sum distribution.

Only one death benefit will be payable under this Contract. Unless an Alternate Payment Election is selected by the beneficiary or the Contract is continued under the terms below, when we receive due proof of death, the Contract will terminate.

Payments on Death

Before the Maturity Date. Payment of a death benefit depends on the status of the person who dies, as shown below:

------------------------------------------------------------ ---------------------------------------------------------------------
           Person Who Dies Before Maturity Date                                         Death Benefit
------------------------------------------------------------ ---------------------------------------------------------------------
On the earlier of the death of any owner or the annuitant    Then, the death benefit will be paid to the beneficiaries, (1)(2)
(if no contingent annuitant is named)                        or the surviving spouse of a deceased owner may, in some cases, continue the Contract (3)
------------------------------------------------------------ ---------------------------------------------------------------------
If the surviving spouse who continued the Contract dies:     Then, we pay the death benefit to the beneficiaries, if surviving, otherwise to the surviving spouse's estate.
------------------------------------------------------------ ---------------------------------------------------------------------
If an owner (or surviving spouse who is the beneficiary)     Then, the contingent becomes the annuitant and the Contract continues.
and the annuitant are NOT the same person, and the           If no contingent annuitant is named or alive, then the death benefit
annuitant dies while an owner is still alive:                is payable.
------------------------------------------------------------ ---------------------------------------------------------------------

(1) If the beneficiary is alive, but is not the deceased owner's spouse at the time of death, then the beneficiary is entitled to receive the death benefit in the manner and within the timeframes discussed below in Alternate Payment Elections Before the Maturity Date.

(2) If neither the surviving spouse nor any beneficiary is alive on the date of death, then the death benefit is paid to the owner's estate and the death benefit must be distributed within 5 years of the owner's death.

(3) If the only beneficiary is a deceased owner's surviving spouse, then the surviving spouse may elect to continue the Contract as the owner in lieu of receiving the death benefit.

Different rules apply if the owner is not a natural person. See the SAI, your Contract or your agent for more information.

After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 12 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

Amount of Death Benefit During the Accumulation Period

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum; as substantially equal payments while the Contract continues in the accumulation period for a specified number of years; or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.

On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named) during the accumulation period and before the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greater of:

o    the annuity value of your Contract on the date of death; or
o the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.

On the death of any owner who is not the annuitant during the accumulation period and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greater of:

o    the annuity value of your Contract on the date of death;
o the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract; or
o the annuity value as of the fifth Contract anniversary, less partial withdrawals and partial annuitization amounts withdrawn from the Contract after the fifth Contract year.

 On the death of the annuitant (if no contingent annuitant is named) during the accumulation period and on or after the fifth Contract anniversary, and if a death benefit is payable, the death benefit will be the greatest of:

o    the death benefits described above; or
o    the highest annuity value as of any Contract anniversary occurring between
     (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:
     o    the annuitant's date of death; or
     o    the Contract anniversary nearest the annuitant's 80th birthday.

     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:

o (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and
o    (b) is the amount of the partial withdrawal.

Alternate Payment Elections Before the Maturity Date

The beneficiary may elect to receive the death benefit in a lump sum payment or to receive payment:

1.   within 5 years of the date of death;
2. as substantially equal payments over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of death; or
3. under a life annuity payout option, with payments starting within one year of death.

Multiple beneficiaries may choose individually among any of the three options.

If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

These Alternate Payment Elections do not apply if the sole beneficiary is the surviving spouse who continues the Contract.

10.      OTHER INFORMATION

Ownership

You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Annuitant

The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if Option C has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.

Beneficiary

The beneficiary is the person who receives the death benefit. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no beneficiary survives the decedent, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.

Assignment

You can also assign the Contract any time prior to the maturity date. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.

The Separate Account

Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 32 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Western Reserve.

The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.

Exchanges

You can generally exchange one annuity contract for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a withdrawal charge on your old contract, and there will be a new withdrawal charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income tax, and penalty tax, on the exchange. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise).

Voting Rights

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

Distribution of the Contracts

AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (the "NASD"). More information about AFSG is available at www.nasdr.com or by calling 1-800-289-9999.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. We will generally pay broker/dealers first-year sales commissions in an amount up to 5% of purchase payments. In addition, broker/dealers may receive commissions on an ongoing basis up to 0.20% of the annuity value in each Contract year, starting at the end of the fifth Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Subject to applicable federal and state laws and regulations, we may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on sales of the Contracts, including other sales incentives, are not directly charged to Contract owners or the separate account.

We offer the Contracts on a continuous basis. We anticipate continuing the offering of the Contracts. However, we reserve the right to discontinue the offering at any time.

Non-Participating Contract

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

Variations in Contract Provisions

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement or on Western Reserve's ability to meet its obligations under the Contract.

Financial Statements

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms The Contract - General Provisions Certain Federal Income Tax Consequences Investment Experience Historical Performance Data Published Ratings Administration Records and Reports Distribution of the Contracts Other Products Custody of Assets Legal Matters Independent Auditors Other Information Financial Statements

Inquiries and requests for a SAI should be directed to:

Western Reserve Life
Administrative Office
Attention: Annuity Department
P. O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777, Ext. 6538
(Monday - Friday 8:00 a.m. - 7:00 p.m. Eastern Time)

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for two variable annuity contracts issued by Western Reserve within subaccount classes that deduct a 1.25% separate account annual expense.



---------------------------------------------------------------------------------------------------
                            WRL J.P. MORGAN MONEY MARKET SUBACCOUNT(1)
---------------------------------------------------------------------------------------------------
                                                                                   Accumulation
                                         Accumulation Unit    Accumulation Unit       Units
                                             Value at             Value at        Outstanding at
                                        Beginning of Period     End of Period      End of Period
---------------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                    $10.000              $10.579                 279,180
---------------------------------------------------------------------------------------------------
12/31/1990                                    $10.579              $11.235               1,774,514
---------------------------------------------------------------------------------------------------
12/31/1991                                    $11.235              $11.681               2,482,842
---------------------------------------------------------------------------------------------------
12/31/1992                                    $11.681              $11.888               3,459,934
---------------------------------------------------------------------------------------------------
12/31/1993                                    $11.888              $12.026               2,739,178
---------------------------------------------------------------------------------------------------
12/31/1994                                    $12.026              $12.294               4,499,778
---------------------------------------------------------------------------------------------------
12/31/1995                                    $12.294              $12.799               3,249,712
---------------------------------------------------------------------------------------------------
12/31/1996                                    $12.799              $13.287               3,848,980
---------------------------------------------------------------------------------------------------
12/31/1997                                    $13.287              $13.818               2,860,806
---------------------------------------------------------------------------------------------------
12/31/1998                                    $13.818              $14.369               3,395,945
---------------------------------------------------------------------------------------------------
12/31/1999                                    $14.369              $14.879               6,518,077
---------------------------------------------------------------------------------------------------
12/31/2000                                    $14.879              $15.594               3,862,923
---------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                        WRL AEGON BOND SUBACCOUNT(1)
---------------------------------------------------------------------------------------------------
                                                                                   Accumulation
                                         Accumulation Unit    Accumulation Unit       Units
                                             Value at             Value at        Outstanding at
                                        Beginning of Period     End of Period      End of Period
---------------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                    $10.000              $11.272                 339,412
---------------------------------------------------------------------------------------------------
12/31/1990                                    $11.272              $11.831                 598,466
---------------------------------------------------------------------------------------------------
12/31/1991                                    $11.831              $13.894               1,389,932
---------------------------------------------------------------------------------------------------
12/31/1992                                    $13.894              $14.650               3,565,475
---------------------------------------------------------------------------------------------------
12/31/1993                                    $14.650              $16.404               4,052,875
---------------------------------------------------------------------------------------------------
12/31/1994                                    $16.404              $15.076               3,130,365
---------------------------------------------------------------------------------------------------
12/31/1995                                    $15.076              $18.312               2,954,875
---------------------------------------------------------------------------------------------------
12/31/1996                                    $18.312              $18.110               2,513,342
---------------------------------------------------------------------------------------------------
12/31/1997                                    $18.110              $19.522               2,360,470
---------------------------------------------------------------------------------------------------
12/31/1998                                    $19.522              $21.076               2,414,683
---------------------------------------------------------------------------------------------------
12/31/1999                                    $21.076              $20.203               1,843,337
---------------------------------------------------------------------------------------------------
12/31/2000                                    $20.203              $22.124               1,556,606
---------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                WRL JANUS GROWTH SUBACCOUNT(1)
-----------------------------------------------------------------------------------------------
                                                                                   Accumulation
                                      Accumulation Unit    Accumulation Unit       Units
                                          Value at             Value at        Outstanding at
                                     Beginning of Period     End of Period      End of Period
------------------------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989                $10.000              $13.399               2,127,009
-----------------------------------------------------------------------------------------------
12/31/1990                                $13.399              $13.210               5,538,622
-----------------------------------------------------------------------------------------------
12/31/1991                                $13.210              $20.848              13,667,137
-----------------------------------------------------------------------------------------------
12/31/1992                                $20.848              $21.072              26,351,578
-----------------------------------------------------------------------------------------------
12/31/1993                                $21.072              $21.639              26,573,194
-----------------------------------------------------------------------------------------------
12/31/1994                                $21.639              $19.595              20,917,559
-----------------------------------------------------------------------------------------------
12/31/1995                                $19.595              $28.471              18,708,618
-----------------------------------------------------------------------------------------------
12/31/1996                                $28.471              $33.168              17,369,775
-----------------------------------------------------------------------------------------------
12/31/1997                                $33.168              $38.503              14,841,891
-----------------------------------------------------------------------------------------------
12/31/1998                                $38.503              $62.542              13,063,412
-----------------------------------------------------------------------------------------------
12/31/1999                                $62.542              $98.623              11,831,098
-----------------------------------------------------------------------------------------------
12/31/2000                                $98.623              $69.208              10,630,619
-----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------
                                WRL JANUS GLOBAL SUBACCOUNT(3)
-----------------------------------------------------------------------------------------------
                                                                                 Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
12/03/1992(4) - 12/31/1992                $10.000              $10.152                  25,000
-----------------------------------------------------------------------------------------------
12/31/1993                                $10.152              $13.537               5,121,285
-----------------------------------------------------------------------------------------------
12/31/1994                                $13.537              $13.403              10,796,779
-----------------------------------------------------------------------------------------------
12/31/1995                                $13.403              $16.289               8,682,451
-----------------------------------------------------------------------------------------------
12/31/1996                                $16.289              $20.548              10,764,227
-----------------------------------------------------------------------------------------------
12/31/1997                                $20.548              $24.098              10,843,759
-----------------------------------------------------------------------------------------------
12/31/1998                                $24.098              $30.943               9,639,964
-----------------------------------------------------------------------------------------------
12/31/1999                                $30.943              $52.288               8,766,540
-----------------------------------------------------------------------------------------------
12/31/2000                                $52.288              $42.578               8,269,031
-----------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------
                         WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
103/01/1993(4) - 12/31/1993               $10.000              $11.254               4,340,344
----------------------------------------------------------------------------------------------
12/31/1994                               $11.254              $11.055               8,015,123
----------------------------------------------------------------------------------------------
12/31/1995                               $11.055              $13.610               8,550,697
----------------------------------------------------------------------------------------------
12/31/1996                               $13.610              $15.457               8,849,836
----------------------------------------------------------------------------------------------
12/31/1997                               $15.457              $18.601               8,830,827
----------------------------------------------------------------------------------------------
12/31/1998                               $18.601              $20.140               7,983,192
----------------------------------------------------------------------------------------------
12/31/1999                               $20.140              $22.291               7,040,002
----------------------------------------------------------------------------------------------
12/31/2000                               $22.291              $21.186               6,571,912
----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                          WRL VAN KAMPEN EMERGING GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
103/01/1993(4) - 12/31/1993                $10.000              $12.367               4,719,227
-----------------------------------------------------------------------------------------------
12/31/1994                                $12.367              $11.315               7,378,138
-----------------------------------------------------------------------------------------------
12/31/1995                                $11.315              $16.403               7,059,547
-----------------------------------------------------------------------------------------------
12/31/1996                                $16.403              $19.258               7,440,062
-----------------------------------------------------------------------------------------------
12/31/1997                                $19.258              $23.099               7,179,790
-----------------------------------------------------------------------------------------------
12/31/1998                                $23.099              $31.329               6,442,520
-----------------------------------------------------------------------------------------------
12/31/1999                                $31.329              $63.478               6,153,697
-----------------------------------------------------------------------------------------------
12/31/2000                                $63.478              $55.219               5,867,693
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                            WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
103/01/1994(3) - 12/31/1994                 $10.000               $9.792              1,869,106
-----------------------------------------------------------------------------------------------
12/31/1995                                  $9.792              $13.347              4,919,998
-----------------------------------------------------------------------------------------------
12/31/1996                                 $13.347              $14.558              4,385,416
-----------------------------------------------------------------------------------------------
12/31/1997                                 $14.558              $17.864              4,172,912
-----------------------------------------------------------------------------------------------
12/31/1998                                 $17.864              $26.232              4,069,236
-----------------------------------------------------------------------------------------------
12/31/1999                                 $26.232              $43.787              3,898,221
-----------------------------------------------------------------------------------------------
12/31/2000                                 $43.787              $29.695              3,836,678
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                WRL AEGON BALANCED SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
103/01/1994(4) - 12/31/1994                $10.000               $9.348                 983,274
-----------------------------------------------------------------------------------------------
12/31/1995                                 $9.348              $11.060               1,005,549
-----------------------------------------------------------------------------------------------
12/31/1996                                $11.060              $12.094               1,124,365
-----------------------------------------------------------------------------------------------
12/31/1997                                $12.094              $13.986               1,238,709
-----------------------------------------------------------------------------------------------
12/31/1998                                $13.986              $14.770               1,335,853
-----------------------------------------------------------------------------------------------
12/31/1999                                $14.770              $15.027               1,452,658
-----------------------------------------------------------------------------------------------
12/31/2000                                $15.027              $15.706               1,173,856
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                           WRL FEDERATED GROWTH & INCOME SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
103/01/1994(4) - 12/31/1994                $10.000               $9.463                 561,868
-----------------------------------------------------------------------------------------------
12/31/1995                                 $9.463              $11.705                 995,803
-----------------------------------------------------------------------------------------------
12/31/1996                                $11.705              $12.905                 960,652
-----------------------------------------------------------------------------------------------
12/31/1997                                $12.905              $15.887                 884,769
-----------------------------------------------------------------------------------------------
12/31/1998                                $15.887              $16.168               1,020,628
-----------------------------------------------------------------------------------------------
12/31/1999                                $16.168              $15.256                 741,824
-----------------------------------------------------------------------------------------------
12/31/2000                                $15.256              $19.461                 980,718
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------

                             WRL DEAN ASSET ALLOCATION SUBACCOUNT
-----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
101/03/1995(4) - 12/31/1995                $10.000              $11.861               2,943,255
-----------------------------------------------------------------------------------------------
12/31/1996                                $11.861              $13.403               4,640,509
-----------------------------------------------------------------------------------------------
12/31/1997                                $13.403              $15.432               5,049,374
-----------------------------------------------------------------------------------------------
12/31/1998                                $15.432              $16.509               5,174,480
-----------------------------------------------------------------------------------------------
12/31/1999                                $16.509              $15.385               3,845,498
-----------------------------------------------------------------------------------------------
12/31/2000                                $15.385              $17.808               2,769,795
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                               WRL C.A.S.E. GROWTH SUBACCOUNT
----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
105/01/1995(4) - 12/31/1995               $10.000              $11.964                 165,502
----------------------------------------------------------------------------------------------
12/31/1996                               $11.964              $13.883                 634,664
----------------------------------------------------------------------------------------------
12/31/1997                               $13.883              $15.771               1,120,896
----------------------------------------------------------------------------------------------
12/31/1998                               $15.771              $15.960                 887,289
----------------------------------------------------------------------------------------------
12/31/1999                               $15.960              $21.096                 683,768
----------------------------------------------------------------------------------------------
12/31/2000                               $21.096              $16.518                 623,572
----------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
                               WRL NWQ VALUE EQUITY SUBACCOUNT
----------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
105/01/1996(4) - 12/31/1996               $10.000              $11.225               1,485,890
----------------------------------------------------------------------------------------------
12/31/1997                               $11.225              $13.861               3,562,149
----------------------------------------------------------------------------------------------
12/31/1998                               $13.861              $13.035               2,964,277
----------------------------------------------------------------------------------------------
12/31/1999                               $13.035              $13.896               2,370,920
----------------------------------------------------------------------------------------------
12/31/2000                               $13.896              $15.809               2,117,122
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                          WRL GE INTERNATIONAL EQUITY SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
101/02/1997(4) - 12/31/1997             $10.000              $10.617                 600,633
--------------------------------------------------------------------------------------------
12/31/1998                             $10.617              $11.832                 573,292
--------------------------------------------------------------------------------------------
12/31/1999                             $11.832              $14.601                 402,792
--------------------------------------------------------------------------------------------
12/31/2000                             $14.601              $12.258                 482,175
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                              WRL GE U.S. EQUITY SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                               Accumulation
                               Accumulation Unit    Accumulation Unit              Units
                                    Value at             Value at             Outstanding at
                               Beginning of Period     End of Period            End of Period
--------------------------------------------------------------------------------------------
101/02/1997(4) - 12/31/1997          $10.000              $12.544                  986,655
-------------------------------------------------------------------------------------------
12/31/1998                           $12.544              $15.222                1,538,482
-------------------------------------------------------------------------------------------
12/31/1999                           $15.222              $17.801                1,823,459
-------------------------------------------------------------------------------------------
12/31/2000                           $17.801              $17.441                2,325,421
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                            WRL THIRD AVENUE VALUE SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                     Accumulation Unit    Accumulation Unit          Units
                                          Value at             Value at          Outstanding at
                                     Beginning of Period     End of Period        End of Period
-----------------------------------------------------------------------------------------------
101/02/1998(4) - 12/31/1998           $10.000               $9.201                  643,581
-------------------------------------------------------------------------------------------
12/31/1999                            $9.201              $10.515                  504,953
-------------------------------------------------------------------------------------------
12/31/2000                           $10.515              $14.067                1,212,914
-------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
                     WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
105/01/1998(4) - 12/31/1998          $10.000                $8.435                   67,648
--------------------------------------------------------------------------------------------
12/31/1999                            $8.435               $8.016                    50,784
--------------------------------------------------------------------------------------------
12/31/2000                            $8.016              $10.262                   160,678
--------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                           WRL GOLDMAN SACHS GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------

05/03/1999(4) - 12/31/1999           $10.000              $11.652                  113,020
-------------------------------------------------------------------------------------------
12/31/2000                           $11.652              $10.584                  212,932
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                              WRL MUNDER NET50 SUBACCOUNT(5)
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $11.642                   36,799
-------------------------------------------------------------------------------------------
12/31/2000                           $11.642              $11.467                   60,748
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                       WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $9.183                   197,282
-------------------------------------------------------------------------------------------
12/31/2000                            $9.183              $9.963                   379,187
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                          WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $13.733                  284,595
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
12/31/2000                           $13.733              $12.416                  513,786
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                              WRL SALOMON ALL CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $11.460                  119,851
-------------------------------------------------------------------------------------------
12/31/2000                           $11.460              $13.389                  857,047
-------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------
                       WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/03/1999(4) - 12/31/1999           $10.000              $17.651                  377,306
-------------------------------------------------------------------------------------------
12/31/2000                           $17.651              $14.923                1,522,377
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                              WRL DREYFUS MID CAP SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
005/03/1999(4) - 12/31/1999           $10.000              $10.630                   75,244
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
12/31/2000                           $10.630              $11.855                  155,158
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                       WRL VALUE LINE AGGRESSIVE GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
005/01/2000(4) - 12/31/2000           $10.000              $8.954                    81,443
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                       WRL GREAT COMPANIES -- AMERICA SM SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
005/01/2000(4) - 12/31/2000           $10.000              $11.285                  766,253
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                      WRL GREAT COMPANIES -- TECHNOLOGY(SM) SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
005/01/2000(4) - 12/31/2000           $10.000              $6.683                   372,378
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                         WRL GREAT COMPANIES - GLOBAL(2) SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
009/01/2000(4) - 12/31/2000           $10.000              $8.505                   127,934
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                           WRL GABELLI GLOBAL GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
009/01/2000(4) - 12/31/2000           $10.000              $9.062                   154,895
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
                            WRL LKCM CAPITAL GROWTH SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                               Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
012/01/2000(4) - 12/31/2000           $10.000              $11.179                   14,154
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
       FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS 2 SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/01/2000(4) - 12/31/2000           $10.000              $8.544                    86,943
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
            FIDELITY VIP II CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2 SUBACCOUNT
-------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/01/2000(4) - 12/31/2000           $10.000              $9.362                   108,418
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
             FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2 SUBACCOUNT
--------------------------------------------------------------------------------------------
                                                                                Accumulation
                                Accumulation Unit    Accumulation Unit              Units
                                     Value at             Value at             Outstanding at
                                Beginning of Period     End of Period          End of Period
-----------------------------------------------------------------------------------------------
05/01/2000(4) - 12/31/2000           $10.000              $10.965                    84,115
--------------------------------------------------------------------------------------------

(1) The commencement of operations of these subaccounts was February 24, 1989.
(2) Initial date these subaccounts were offered for investment under the Contract.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4)    Commencement of operations of these subaccounts.
(5) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.

                                   APPENDIX B
                           HISTORICAL PERFORMANCE DATA

Standardized Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.

WRL J.P. Morgan Money Market Subaccount. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 2000, the yield of the WRL J.P. Morgan Money Market subaccount was 4.99% and the effective yield was 5.11%.

Other Subaccounts. The yield of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period. We do not show performance for subaccounts in operation for less than 6 months.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standard average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portolios to December 31, 2000, and for the one, five and ten-year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $65,905, the annual Contract charge translates into a charge of 0.05%.) Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the withdrawal charge is deducted.

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                TABLE 1
                                      Standardized Average Annual Total Returns of the Subaccounts
                                                          (Assumes Surrender)
                                            (Total Separate Account Annual Expenses: 1.25%)
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Inception of
                                                               1 Year       5 Years      10 Years   the Subaccount   Subaccount
  Subaccount                                                    Ended        Ended        Ended           to          Inception
                                                             12/31/2000    13/31/2000   12/31/2000   12/31/2000(2)     Date(2)
 ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P Morgan Money Market(1)                                -0.25%        3.11%        3.29%          3.77%       02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                                 4.46%        2.93%        6.41%          6.88%       02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                             -34.86%       18.89%       17.96%        17.68%        02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global(3)                                          -23.61%       20.66%         N/A          19.58%       12/03/1992
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                              -10.00%        8.49%         N/A          10.00%       03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Van Kampen Emerging Growth                               -18.05%       27.04%         N/A          24.30%       03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                                  -37.21%       16.76%         N/A          17.19%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Balanced                                            -0.53%        6.45%         N/A           6.77%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                                 22.50%        9.98%         N/A          10.17%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dean Asset Allocation                                     10.70%        7.68%         N/A          10.06%       01/03/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL C.A.S.E. Growth                                          -26.74%        5.83%         N/A           9.20%       05/01/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL NWQ Value Equity                                           8.71%         N/A          N/A           9.50%       05/01/1996
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE International Equity                                  -21.09%         N/A          N/A           4.09%       01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                            -7.07%         N/A          N/A          14.07%       01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                                        28.72%         N/A          N/A          10.69%       01/02/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Real Estate Securities                        22.95%         N/A          N/A          -0.95%       05/01/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                                     -14.20%         N/A          N/A           0.46%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Munder Net50(4)                                           -6.55%         N/A          N/A           5.67%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                              3.45%         N/A          N/A          -3.31%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                                  -14.63%         N/A          N/A          11.08%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                           11.78%         N/A          N/A          16.47%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap Growth                            -20.50%         N/A          N/A          24.63%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                             .47%         N/A          N/A           7.90%       05/03/1999
  --------------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth(5)                             N/A          N/A          N/A         -15.48%      05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - America(SM)(5)                            N/A          N/A          N/A           7.82%       05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Technology(SM)(5                          N/A          N/A          N/A         -38.18%       05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Global(2)(6)                              N/A          N/A          N/A            N/A        09/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  WRL Gabelli Global Growth(6)                                    N/A          N/A          N/A            N/A        09/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Capital Growth(6)                                      N/A          N/A          N/A            N/A        12/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth Opportunities Portfolio - Service
  Class 2(5)                                                      N/A         N/A          N/A          -19.58%       05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund(R)Portfolio - Service Class 2(5)     N/A          N/A          N/A         -11.40%       05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio - Service Class 2(5)       N/A          N/A          N/A           4.63%       05/01/2000
  --------------------------------------------------------------------------------------------------------------------------------

(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.
(5)  Not annualized.
(6) We do not show performance for subaccounts with less than 6 months performance.

Non-Standardized Performance Data

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 2000, and for the one, five and ten-year periods ended

December 31, 2000 are shown in Table 2 below. Total returns shown in Table 2 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $65,905 the annual Contract charge translates into a charge of 0.05%.) Total returns assume that the Contract is not surrendered; therefore, the withdrawal charge is not imposed.

  ---------------------------------------------------------------------------------------------------------------------------------
                                                                TABLE 2
                                    Non-Standardized Average Annual Total Returns of the Subaccounts
                                                         (Assumes No Surrender)
                                            (Total Separate Account Annual Expenses: 1.25%)
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Inception of
                                                               1 Year       5 Years      10 Years   the Subaccount   Subaccount
  Subaccount                                                    Ended        Ended        Ended           to          Inception
                                                             12/31/2000    13/31/2000   12/31/2000   12/31/2000(2)     Date(2)
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P Morgan Money Market(1)                                 4.75%        3.98%        3.29%          3.77%       02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                                 9.46%        3.81%        6.41%          6.88%       02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                             -29.86%       19.39%       17.96%         17.68%       02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global(3)                                          -18.61%       21.13%         N/A          19.58%       12/03/1992
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                               -5.00%        9.20%         N/A          10.00%       03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Van Kampen Emerging Growth                               -13.05%       27.42%         N/A          24.30%       03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                                  -32.21%       17.29%         N/A          17.19%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Balanced                                             4.47%        7.22%         N/A           6.77%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                                 27.50%       10.65%         N/A          10.17%       03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dean Asset Allocation                                     15.70%        8.42%         N/A          10.06%       01/03/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL C.A.S.E. Growth                                          -21.74%        6.61%         N/A           9.20%       05/01/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL NWQ Value Equity                                          13.71%         N/A          N/A          10.25%       05/01/1996
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE International Equity                                  -16.09%         N/A          N/A           5.19%       01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                            -2.07%         N/A          N/A          14.91%       01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                                        33.72%         N/A          N/A          12.04%       01/02/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Real Estate Securities                        27.95%         N/A          N/A           0.93%       05/01/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                                      -9.20%         N/A          N/A           3.43%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Munder Net50(4)                                           -1.55%         N/A          N/A           8.55%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                              8.45%         N/A          N/A          -0.27%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                                   -9.63%         N/A          N/A          13.87%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                           16.78%         N/A          N/A          19.17%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap Growth                            -15.50%         N/A          N/A          27.21%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                           11.47%         N/A          N/A          10.74%       05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth(5)                             N/A          N/A          N/A         -10.48%       05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - America(SM)(5)                            N/A          N/A          N/A          12.82%       05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Technology(SM)(5                          N/A          N/A          N/A         -33.18%       05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Global(2)(6                               N/A          N/A          N/A            N/A        09/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Gabelli Global Growth(6)                                    N/A          N/A          N/A            N/A        09/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Capital Growth(6)                                      N/A          N/A          N/A            N/A        12/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth Opportunities Portfolio - Service                    N/A          N/A
  Class 2(5)                                                      N/A                                   -14.58%       05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund(R)Portfolio - Service Class 2(5)     N/A          N/A          N/A          -6.40%       05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio - Service Class 2(5)       N/A          N/A          N/A           9.63%       05/01/2000
-----------------------------------------------------------------------------------------------------------------------------------

(1) Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return. An investment in the WRL J.P. Morgan Money Market subaccount is not insured or guaranteed by the FDIC. While this subaccount seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.
(2) Refers to the date when the separate account first invested in the underlying portfolios.
(3) This portfolio is available for investment only to Contract owners who purchased the Contract before September 1, 2000.
(4) Formerly, WRL Goldman Sachs Small Cap. Effective May 1, 2001, the portfolio will be sub-advised by Munder Capital Management. Effective May 29, 2001, subject to shareholder approval, this portfolio will have a new investment objective.
(5)  Not annualized.
(6) We do not show performance for subaccounts with less than 6 months performance.

Adjusted Historical Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.